Related Party Transactions (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Current receivables		$ 28
Loral Holdings Corporation [Member]
Disclosure of transactions between related parties [line items]
Current receivables		28
Current payables	$ 204